Property Plant and Equipment - Summary of Amounts Included in Building, Machinery and Equipment Under a Finance Lease (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Amounts included in Building/Machinery and Equipment under finance lease net	€ 60	€ 57
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amounts included in Building/Machinery and Equipment under finance lease net	25	28
Machinery and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amounts included in Building/Machinery and Equipment under finance lease net	35	29
Gross value [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amounts included in Building/Machinery and Equipment under finance lease net	92	81
Gross value [member] | Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amounts included in Building/Machinery and Equipment under finance lease net	30	31
Gross value [member] | Machinery and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amounts included in Building/Machinery and Equipment under finance lease net	62	50
Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amounts included in Building/Machinery and Equipment under finance lease net	(32)	(24)
Accumulated depreciation [member] | Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amounts included in Building/Machinery and Equipment under finance lease net	(5)	(3)
Accumulated depreciation [member] | Machinery and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amounts included in Building/Machinery and Equipment under finance lease net	€ (27)	€ (21)